FINANCIAL INSTRUMENTS AND RISK (Details)	12 Months Ended
Sep. 30, 2019 USD ($)
Disclosure of detailed information about financial instruments
Working Capital	$ 48,724,264
Interest rate risk
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Impact of 10% change in WSJ Prime Rate result increase in realized net loss	11,371
Impact of 10% change in WSJ Prime Rate result decrease in realized net loss	40,146
Foreign currency risk
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Impact of 10% change in foreign exchange rate between CAD and USD, Fluctuation in realized net loss	21,465
SVB Term Loan
Disclosure of detailed information about financial instruments
Fair value of principal and financing costs	$ 3,926,075
Period of SVB term loan	33 months
Long term debt maturity	Sep. 01, 2020